Shareholder Report, Line Graph (Details) - USD ($)					5 Months Ended	10 Months Ended		12 Months Ended
	Mar. 10, 2021	Sep. 23, 2020	Sep. 30, 2015	Jul. 31, 2015	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2016	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
C000225700 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,520			$ 11,675	$ 10,851	$ 9,922	$ 9,645
C000225696 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,530			11,772	10,924	9,958	9,661
C000225697 [Member]
Account Value [Line Items]
Accumulated Value	9,425				9,906			10,882	10,136	9,289	9,053
C000225698 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,500			11,417	10,657	9,790	9,565
C000225699 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,540			11,854	10,980	9,996	9,683
C000225702 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,550			11,846	10,914	9,913	9,557
C000225701 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,560			11,948	10,976	9,960	9,583
C000225703 [Member]
Account Value [Line Items]
Accumulated Value	9,425				9,934			11,049	10,194	9,291	8,970
C000225704 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,530			11,589	10,719	9,792	9,488
C000225705 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,570			12,028	11,033	9,998	9,605
C000225710 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,580			12,032	11,033	9,971	9,492
C000225706 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,590			12,146	11,106	10,018	9,528
C000225707 [Member]
Account Value [Line Items]
Accumulated Value	9,425				9,962			11,222	10,316	9,345	8,918
C000225708 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,560			11,782	10,857	9,849	9,433
C000225709 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,590			12,227	11,164	10,056	9,539
C000225715 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,610			12,288	11,157	9,999	9,417
C000225714 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,620			12,394	11,231	10,047	9,443
C000225713 [Member]
Account Value [Line Items]
Accumulated Value	9,425				9,991			11,461	10,432	9,372	8,838
C000225712 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,590			12,023	10,969	9,877	9,348
C000225711 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,620			12,476	11,289	10,085	9,465
C000225716 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,650			12,603	11,338	10,089	9,400
C000225717 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,660			12,721	11,412	10,137	9,426
C000225718 [Member]
Account Value [Line Items]
Accumulated Value	9,425				10,028			11,755	10,590	9,446	8,822
C000225720 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,630			12,331	11,147	9,966	9,331
C000225719 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,660			12,805	11,471	10,175	9,447
C000225721 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,680			12,938	11,531	10,201	9,404
C000225722 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,690			13,048	11,607	10,250	9,430
C000225723 [Member]
Account Value [Line Items]
Accumulated Value	9,425				10,056			12,058	10,772	9,552	8,836
C000225724 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,660			12,649	11,337	10,077	9,346
C000225725 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,700			13,134	11,667	10,278	9,452
C000225726 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,710			13,224	11,712	10,286	9,419
C000225727 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,720			13,336	11,789	10,335	9,445
C000225728 [Member]
Account Value [Line Items]
Accumulated Value	9,425				10,085			12,335	10,940	9,640	8,850
C000225730 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,680			12,941	11,505	10,161	9,350
C000225729 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,720			13,424	11,839	10,373	9,467
C000225735 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,730			13,383	11,798	10,337	9,424
C000225731 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,730			13,508	11,876	10,386	9,450
C000225732 [Member]
Account Value [Line Items]
Accumulated Value	9,425				10,094			12,474	11,032	9,689	8,845
C000225733 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,700			13,087	11,601	10,212	9,355
C000225734 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,740			13,607	11,947	10,435	9,472
C000225689 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,730			13,506	11,873	10,375	9,425
C000225686 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,730			13,609	11,941	10,413	9,451
C000225687 [Member]
Account Value [Line Items]
Accumulated Value	9,425				10,094			12,588	11,093	9,704	8,846
C000225688 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,700			13,197	11,665	10,239	9,356
C000225690 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,740			13,698	12,002	10,452	9,462
C000225692 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,790			13,557	11,944	10,426	9,473
C000225693 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,800			13,673	12,012	10,465	9,499
C000225695 [Member]
Account Value [Line Items]
Accumulated Value	9,425				10,160			12,637	11,148	9,762	8,891
C000225694 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,770			13,259	11,734	10,300	9,404
C000225691 [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,800			13,763	12,074	10,504	9,521
C000014670 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				14,846	14,050	13,056	13,028	$ 13,944	$ 12,519	$ 11,749	$ 11,156	$ 10,818	$ 10,493
C000153102 [Member]
Account Value [Line Items]
Accumulated Value				10,000				14,128	13,438	12,551	12,587	13,529	12,218	11,514	10,998	10,718	10,439
C000014690 [Member]
Account Value [Line Items]
Accumulated Value				10,000				16,711	15,589	14,308	13,846	15,229	13,037	12,076	11,584	10,987	10,313
C000153106 [Member]
Account Value [Line Items]
Accumulated Value				10,000				15,894	14,913	13,744	13,378	14,789	12,716	11,837	11,411	10,877	10,268
C000014689 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,147	17,530	15,834	14,945	16,798	13,647	12,537	12,077	11,187	10,162
C000153105 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,224	16,769	15,222	14,439	16,312	13,311	12,288	11,897	11,083	10,117
C000014688 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,472	19,396	17,301	15,958	18,125	14,121	12,941	12,500	11,366	10,069
C000153104 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,414	18,532	16,622	15,403	17,590	13,764	12,674	12,312	11,251	10,016
C000014687 [Member]
Account Value [Line Items]
Accumulated Value				10,000				23,749	21,160	18,621	16,797	19,582	14,546	13,270	12,996	11,534	9,956
C000153103 [Member]
Account Value [Line Items]
Accumulated Value				10,000				22,587	20,225	17,886	16,212	18,995	14,186	13,001	12,799	11,415	9,908
C000014683 [Member]
Account Value [Line Items]
Accumulated Value				10,000				16,680	15,518	14,172	13,701	14,910	12,893	12,087	11,561	10,958	10,276
C000014685 [Member]
Account Value [Line Items]
Accumulated Value				10,000				17,015	15,800	14,400	13,894	15,089	13,033	12,193	11,631	11,003	10,297
C000014684 [Member]
Account Value [Line Items]
Accumulated Value				9,425				15,334	14,300	13,092	12,688	13,843	12,008	11,286	10,814	10,276	9,661
C000088020 [Member]
Account Value [Line Items]
Accumulated Value				10,000				15,104	14,190	13,087	12,776	14,044	12,276	11,619	11,226	10,744	10,178
C000014686 [Member]
Account Value [Line Items]
Accumulated Value				10,000				15,879	14,842	13,618	13,230	14,475	12,587	11,857	11,390	10,850	10,225
C000191058 [Member]
Account Value [Line Items]
Accumulated Value				10,000				17,237	15,986	14,544	14,010	15,187	13,099	12,233	11,650	11,015	10,298
C000064316 [Member]
Account Value [Line Items]
Accumulated Value				10,000				17,759	16,475	14,994	14,374	15,857	13,368	12,439	11,917	11,124	10,208
C000064317 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,112	16,768	15,230	14,570	16,051	13,494	12,531	11,981	11,169	10,229
C000064318 [Member]
Account Value [Line Items]
Accumulated Value				9,425				16,324	15,179	13,846	13,317	14,722	12,437	11,601	11,143	10,433	9,596
C000088022 [Member]
Account Value [Line Items]
Accumulated Value				10,000				16,061	15,049	13,830	13,395	14,928	12,706	11,944	11,561	10,901	10,103
C000064319 [Member]
Account Value [Line Items]
Accumulated Value				10,000				16,886	15,754	14,394	13,880	15,386	13,031	12,186	11,734	11,014	10,156
C000191060 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,345	16,964	15,381	14,695	16,154	13,562	12,582	12,012	11,184	10,233
C000014675 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,444	17,042	15,442	14,699	16,367	13,554	12,561	12,070	11,171	10,157
C000014677 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,819	17,346	15,698	14,904	16,557	13,687	12,660	12,134	11,215	10,179
C000014676 [Member]
Account Value [Line Items]
Accumulated Value				9,425				16,953	15,703	14,272	13,611	15,197	12,615	11,727	11,285	10,476	9,548
C000088018 [Member]
Account Value [Line Items]
Accumulated Value				10,000				16,693	15,567	14,259	13,702	15,409	12,887	12,072	11,705	10,947	10,059
C000014678 [Member]
Account Value [Line Items]
Accumulated Value				10,000				17,552	16,288	14,839	14,198	15,885	13,217	12,319	11,891	11,059	10,111
C000191056 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,067	17,553	15,855	15,030	16,681	13,759	12,719	12,176	11,236	10,186
C000064323 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,280	17,701	15,974	15,070	16,932	13,777	12,734	12,253	11,243	10,134
C000064320 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,672	18,025	16,236	15,297	17,138	13,918	12,837	12,327	11,289	10,155
C000064321 [Member]
Account Value [Line Items]
Accumulated Value				9,425				17,714	16,314	14,758	13,957	15,716	12,825	11,883	11,456	10,545	9,527
C000088023 [Member]
Account Value [Line Items]
Accumulated Value				10,000				17,447	16,174	14,746	14,052	15,947	13,110	12,239	11,890	11,019	10,029
C000064322 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,331	16,924	15,346	14,550	16,429	13,438	12,483	12,065	11,124	10,082
C000191061 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,947	18,255	16,418	15,429	17,272	14,007	12,905	12,367	11,311	10,162
C000014679 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,188	18,435	16,557	15,504	17,537	14,021	12,912	12,442	11,333	10,119
C000014681 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,594	18,771	16,828	15,727	17,748	14,158	13,013	12,514	11,377	10,140
C000014680 [Member]
Account Value [Line Items]
Accumulated Value				9,425				18,563	16,992	15,296	14,368	16,288	13,051	12,049	11,641	10,628	9,518
C000088019 [Member]
Account Value [Line Items]
Accumulated Value				10,000				18,270	16,852	15,284	14,464	16,522	13,336	12,407	12,072	11,105	10,019
C000014682 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,209	17,629	15,909	14,973	17,020	13,672	12,655	12,251	11,219	10,066
C000191057 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,886	19,008	17,008	15,884	17,898	14,258	13,079	12,561	11,396	10,156
C000064324 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,142	19,213	17,165	15,937	18,082	14,201	13,039	12,578	11,392	10,109
C000064325 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,566	19,561	17,458	16,166	18,311	14,349	13,149	12,651	11,436	10,130
C000064326 [Member]
Account Value [Line Items]
Accumulated Value				9,425				19,438	17,707	15,869	14,770	16,793	13,219	12,167	11,760	10,683	9,503
C000088024 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,144	17,565	15,862	14,875	17,046	13,518	12,538	12,211	11,171	10,011
C000064327 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,122	18,376	16,508	15,405	17,563	13,859	12,789	12,393	11,278	10,064
C000191062 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,872	19,803	17,642	16,326	18,451	14,440	13,215	12,699	11,464	10,143
C000098234 [Member]
Account Value [Line Items]
Accumulated Value				10,000				21,734	19,640	17,480	16,118	18,330	14,270	13,089	12,645	11,431	10,102
C000098235 [Member]
Account Value [Line Items]
Accumulated Value				10,000				22,174	19,998	17,752	16,347	18,550	14,414	13,194	12,720	11,477	10,123
C000098236 [Member]
Account Value [Line Items]
Accumulated Value				9,425				19,974	18,091	16,146	14,924	17,013	13,279	12,217	11,832	10,722	9,497
C000098237 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,671	17,946	16,129	15,025	17,266	13,569	12,575	12,272	11,206	10,006
C000098238 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,669	18,768	16,783	15,554	17,777	13,910	12,823	12,451	11,310	10,051
C000191063 [Member]
Account Value [Line Items]
Accumulated Value				10,000				22,492	20,257	17,956	16,506	18,703	14,509	13,269	12,774	11,503	10,139
C000160243 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 11,012	24,053	21,691	19,260	17,702	20,152	15,588	14,308	13,824	12,472
C000160244 [Member]
Account Value [Line Items]
Accumulated Value			10,000				11,027	24,540	22,076	19,566	17,948	20,386	15,731	14,423	13,908	12,524
C000160245 [Member]
Account Value [Line Items]
Accumulated Value			9,425				10,353	22,112	19,987	17,787	16,401	18,711	14,503	13,356	12,937	11,699
C000160246 [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,923	21,802	19,860	17,809	16,538	19,008	14,854	13,776	13,443	12,243
C000160247 [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,967	22,895	20,758	18,517	17,104	19,569	15,211	14,042	13,636	12,354
C000191064 [Member]
Account Value [Line Items]
Accumulated Value			10,000				11,039	24,860	22,336	19,763	18,106	20,537	15,827	14,482	13,945	12,531
C000221889 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 13,002		15,611	14,054	12,449	11,421
C000221891 [Member]
Account Value [Line Items]
Accumulated Value		10,000				13,019		15,758	14,158	12,517	11,461
C000221890 [Member]
Account Value [Line Items]
Accumulated Value		9,425				12,217		14,526	13,107	11,645	10,711
C000221892 [Member]
Account Value [Line Items]
Accumulated Value		10,000				12,886		14,869	13,514	12,102	11,214
C000221888 [Member]
Account Value [Line Items]
Accumulated Value		10,000				12,944		15,236	13,781	12,274	11,317
C000221887 [Member]
Account Value [Line Items]
Accumulated Value		10,000				13,044		15,880	14,249	12,581	11,503
Russell 3000 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				11,168			16,325	14,112	11,655	10,347
Bloomberg U.S. Aggregate (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,238			9,770	9,450	8,992	9,305
MSCI ACWM IMI [Member]
Account Value [Line Items]
Accumulated Value				10,000				25,408	22,082	18,973	16,859	18,944	14,069	13,259	12,993	11,687	9,983
Bloomberg U.S. Aggregate [Member]
Account Value [Line Items]
Accumulated Value				10,000				11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value				10,000				33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444
Russell 3000 (Inception Date 9/30/2015) [Member]
Account Value [Line Items]
Accumulated Value			10,000				11,449	37,269	32,216	26,608	23,621	25,495	18,378	16,567	15,476	13,296
Bloomberg U.S. Aggregate (Inception Date 9/30/2015) [Member]
Account Value [Line Items]
Accumulated Value			10,000				10,537	11,728	11,344	10,794	11,170	12,290	12,377	11,240	10,399	10,483
Russell 3000 (Inception Date 9/23/2020) [Member]
Account Value [Line Items]
Accumulated Value		10,000				13,956		20,401	17,635	14,565	12,930
Bloomberg U.S. Aggregate (Inception Date 9/23/2020) [Member]
Account Value [Line Items]
Accumulated Value		10,000				10,004		9,546	9,234	8,786	9,092
S&P Target Date Retirement Income (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,396			11,672	10,869	9,974	9,631
S&P Target Date To 2025 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,532			12,129	11,276	10,249	9,746
S&P Target Date To 2030 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,600			12,607	11,607	10,423	9,771
S&P Target Date To 2035 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,674			13,121	11,962	10,610	9,805
S&P Target Date To 2040 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,710			13,570	12,259	10,767	9,816
S&P Target Date To 2045 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,755			13,964	12,526	10,918	9,829
S&P Target Date To 2050 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,764			14,174	12,673	10,976	9,826
S&P Target Date To 2055 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,779			14,245	12,690	10,995	9,835
S&P Target Date To 2060 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	10,000				10,777			14,286	12,714	11,013	9,832
S&P Target Date To 2065 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 10,788			14,477	12,852	11,094	9,903
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value				10,000				33,998	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444
S&P Target Date Retirement Income [Member]
Account Value [Line Items]
Accumulated Value				10,000				15,706	14,626	13,421	12,960	13,989	12,781	11,888	11,294	10,838	10,368
S&P Target Date To 2030 [Member]
Account Value [Line Items]
Accumulated Value				10,000				19,365	17,829	16,010	15,008	16,282	13,524	12,706	12,210	11,333	10,290
S&P Target Date To 2035 [Member]
Account Value [Line Items]
Accumulated Value				10,000				20,827	18,987	16,842	15,563	16,942	13,622	12,863	12,416	11,403	10,252
S&P Target Date To 2040 [Member]
Account Value [Line Items]
Accumulated Value				10,000				22,145	20,005	17,571	16,019	17,478	13,720	13,065	12,646	11,507	10,233
S&P Target Date To 2045 [Member]
Account Value [Line Items]
Accumulated Value				10,000				23,152	20,768	18,102	16,297	17,833	13,745	13,165	12,752	11,563	10,214
S&P Target Date To 2050 [Member]
Account Value [Line Items]
Accumulated Value				10,000				23,838	21,314	18,460	16,525	18,103	13,844	13,232	12,830	11,610	10,195
S&P Target Date To 2055 [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000				24,010	21,388	18,533	16,577	18,168	13,823	13,276	12,894	11,639	$ 10,175
S&P Target Date To 2060 (Inception Date 9/30/2015) [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000				$ 11,123	26,740	23,798	20,613	18,403	$ 20,173	$ 15,323	$ 14,619	$ 14,182	$ 12,782
S&P Target Date To 2065 (Inception Date 9/23/2020) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 13,217		$ 17,737	$ 15,745	$ 13,592	$ 12,133